SHARE BASED COMPENSATION (2006 Share Incentive Plan, Narrative) (Details) (2006 Share Incentive Plan [Member], USD $)	0 Months Ended	12 Months Ended	0 Months Ended
	Oct. 02, 2006	Dec. 31, 2014	Aug. 26, 2014	Mar. 18, 2014	Oct. 21, 2013	Jun. 17, 2013	Jun. 08, 2013	Apr. 15, 2013	Jan. 02, 2013	Nov. 26, 2012	Mar. 12, 2012	Mar. 01, 2012	Feb. 15, 2012
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Maximum expiration term of share option granted	10 years
2006 Share Incentive Plan expiration year		2016
Stock Options [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share options granted			36,000	254,550	6,000	12,000	9,000	420,750	24,000	6,000	433,250	18,000	40,000
Fair value per option			$ 5.9152	$ 5.1236	$ 6.0855	$ 4.9788	$ 5.0809	$ 4.4827	$ 5.8901	$ 5.2423	$ 6.3474	$ 7.2419	$ 7.1999
Stock Options [Member] | Ordinary Shares [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of ordinary shares that may be issued		15,062,194